Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 59.1%
Aerospace & Defense - 0.6%
General Dynamics Corp.	7,635	$ 1,119,902
Northrop Grumman Corp.	8,228	2,358,227
Raytheon Technologies Corp.	51,509	3,437,195

		6,915,324

Air Freight & Logistics - 0.3%
FedEx Corp.	15,176	3,571,520

Airlines - 0.2%
Delta Air Lines, Inc.	21,892	831,020
Southwest Airlines Co.	28,384	1,247,193

		2,078,213

Auto Components - 0.1%
Magna International, Inc.	20,790	1,460,498

Automobiles - 1.2%
General Motors Co.	40,197	2,037,184
Tesla, Inc. (A)	16,131	12,800,432

		14,837,616

Banks - 1.9%
Bank of America Corp.	125,072	3,708,385
Citigroup, Inc.	75,543	4,380,738
KeyCorp	168,936	2,848,261
Regions Financial Corp.	131,477	2,236,424
Truist Financial Corp.	50,018	2,399,863
US Bancorp	60,960	2,612,136
Wells Fargo & Co.	173,744	5,191,471

		23,377,278

Beverages - 0.7%
Coca-Cola Co.	113,772	5,478,122
Constellation Brands, Inc., Class A	12,382	2,611,735

		8,089,857

Biotechnology - 1.5%
AbbVie, Inc.	75,530	7,740,314
Alexion Pharmaceuticals, Inc. (A)	20,983	3,217,323
Amgen, Inc.	2,374	573,155
Biogen, Inc. (A)	6,242	1,764,052
Regeneron Pharmaceuticals, Inc. (A)	4,201	2,116,632
Vertex Pharmaceuticals, Inc. (A)	12,277	2,812,415

		18,223,891

Building Products - 0.6%
Masco Corp.	44,088	2,394,419
Trane Technologies PLC	32,230	4,620,171

		7,014,590

Capital Markets - 1.9%
Goldman Sachs Group, Inc.	14,788	4,010,062
Intercontinental Exchange, Inc.	31,991	3,530,207
MarketAxess Holdings, Inc.	1,716	927,944
Morgan Stanley	87,418	5,861,377
MSCI, Inc.	1,026	405,578
S&P Global, Inc.	18,268	5,790,956
State Street Corp.	35,665	2,496,550
T. Rowe Price Group, Inc.	4,559	713,392

		23,736,066

	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.1%
Air Products & Chemicals, Inc.	4,997	$ 1,333,000
Celanese Corp.	8,041	982,208
DuPont de Nemours, Inc.	16,807	1,335,316
Eastman Chemical Co.	34,061	3,349,900
Linde PLC	8,698	2,134,489
LyondellBasell Industries NV, Class A	11,541	989,756
PPG Industries, Inc.	23,221	3,128,101

		13,252,770

Commercial Services & Supplies - 0.1%
Cintas Corp.	2,417	768,896

Communications Equipment - 0.2%
Cisco Systems, Inc.	50,649	2,257,932
Motorola Solutions, Inc.	2,254	377,658

		2,635,590

Consumer Finance - 0.3%
Capital One Financial Corp.	31,928	3,328,813

Containers & Packaging - 0.3%
Avery Dennison Corp.	2,026	305,663
Crown Holdings, Inc. (A)	12,949	1,167,353
Packaging Corp. of America	4,544	610,986
WestRock Co.	31,596	1,309,022

		3,393,024

Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc., Class B (A)	50,091	11,414,236
Voya Financial, Inc.	8,526	472,852

		11,887,088

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	95,383	5,222,219

Electric Utilities - 0.8%
Exelon Corp.	25,225	1,048,351
NextEra Energy, Inc.	93,284	7,543,877
Xcel Energy, Inc.	26,120	1,671,419

		10,263,647

Electrical Equipment - 0.3%
Eaton Corp. PLC	35,622	4,192,709

Entertainment - 0.9%
Netflix, Inc. (A)	15,618	8,314,867
Walt Disney Co. (A)	19,466	3,273,597

		11,588,464

Equity Real Estate Investment Trusts - 1.0%
Camden Property Trust	16,354	1,670,561
Equinix, Inc.	4,578	3,387,537
Equity Lifestyle Properties, Inc.	9,491	577,432
Mid-America Apartment Communities, Inc.	10,189	1,352,590
Prologis, Inc.	34,240	3,533,568
Public Storage	2,193	499,171
Realty Income Corp.	4,868	287,504
Sun Communities, Inc.	3,121	446,709
UDR, Inc.	6,759	259,883
Ventas, Inc.	17,937	826,358

		12,841,313

Transamerica Funds	Page 1

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	7,186	$ 2,532,562
Kroger Co.	27,867	961,411

		3,493,973

Food Products - 0.4%
Mondelez International, Inc., Class A	78,576	4,356,253

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	17,045	2,106,592
ABIOMED, Inc. (A)	1,025	356,956
Baxter International, Inc.	38,205	2,935,290
Becton Dickinson & Co.	6,603	1,728,599
Boston Scientific Corp. (A)	80,887	2,866,635
DexCom, Inc. (A)	2,186	819,422
Edwards Lifesciences Corp. (A)	8,427	695,902
Intuitive Surgical, Inc. (A)	1,545	1,155,104
Medtronic PLC	58,008	6,458,031
Zimmer Biomet Holdings, Inc.	26,675	4,099,147

		23,221,678

Health Care Providers & Services - 1.6%
Anthem, Inc.	5,975	1,774,455
Centene Corp. (A)	7,440	448,632
Cigna Corp.	19,731	4,282,614
McKesson Corp.	19,359	3,377,565
UnitedHealth Group, Inc.	27,271	9,097,060

		18,980,326

Hotels, Restaurants & Leisure - 0.4%
Hilton Worldwide Holdings, Inc.	17,474	1,771,689
Royal Caribbean Cruises, Ltd.	4,368	283,920
Yum! Brands, Inc.	23,310	2,365,732

		4,421,341

Household Durables - 0.3%
D.R. Horton, Inc.	3,213	246,758
Lennar Corp., Class A	37,878	3,149,556

		3,396,314

Household Products - 1.0%
Kimberly-Clark Corp.	24,015	3,172,381
Procter & Gamble Co.	69,536	8,915,211

		12,087,592

Industrial Conglomerates - 0.5%
Honeywell International, Inc.	33,170	6,480,423

Insurance - 1.1%
Allstate Corp.	21,136	2,265,356
American International Group, Inc.	19,987	748,313
Chubb, Ltd.	16,361	2,383,307
Hartford Financial Services Group, Inc.	41,257	1,981,161
Marsh & McLennan Cos., Inc.	8,069	886,864
Progressive Corp.	45,440	3,961,914
Prudential Financial, Inc.	8,843	692,230

		12,919,145

Interactive Media & Services - 3.5%
Alphabet, Inc., Class A (A)	8,760	16,007,674
Alphabet, Inc., Class C (A)	7,025	12,896,073
Facebook, Inc., Class A (A)	54,688	14,127,551

		43,031,298

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc. (A)	11,049	$ 35,425,304
Booking Holdings, Inc. (A)	1,586	3,083,707

		38,509,011

IT Services - 3.4%
Accenture PLC, Class A	32,346	7,825,144
Booz Allen Hamilton Holding Corp.	12,734	1,084,555
FleetCor Technologies, Inc. (A)	1,985	481,859
International Business Machines Corp.	20,249	2,411,858
Leidos Holdings, Inc.	26,814	2,843,893
Mastercard, Inc., Class A	34,282	10,843,054
PayPal Holdings, Inc. (A)	36,189	8,479,445
Visa, Inc., Class A	39,141	7,563,998

		41,533,806

Life Sciences Tools & Services - 1.0%
Illumina, Inc. (A)	5,259	2,242,648
Thermo Fisher Scientific, Inc.	17,752	9,048,195
Waters Corp. (A)	1,587	420,031

		11,710,874

Machinery - 1.3%
Cummins, Inc.	6,936	1,625,937
Deere & Co.	19,033	5,496,730
Parker-Hannifin Corp.	13,068	3,457,924
Snap-on, Inc.	6,654	1,197,654
Stanley Black & Decker, Inc.	20,890	3,624,206

		15,402,451

Media - 1.1%
Altice USA, Inc., Class A (A)	24,070	856,170
Charter Communications, Inc., Class A (A)	8,399	5,102,896
Comcast Corp., Class A	141,902	7,034,082

		12,993,148

Metals & Mining - 0.1%
Newmont Corp.	18,229	1,086,448

Multi-Utilities - 0.8%
Ameren Corp.	29,429	2,140,077
CMS Energy Corp.	25,589	1,455,502
DTE Energy Co.	13,591	1,613,524
Public Service Enterprise Group, Inc.	30,286	1,709,039
Sempra Energy	20,999	2,598,836

		9,516,978

Multiline Retail - 0.3%
Dollar Tree, Inc. (A)	16,096	1,636,319
Target Corp.	11,415	2,068,056

		3,704,375

Oil, Gas & Consumable Fuels - 1.4%
Cabot Oil & Gas Corp.	10,980	201,264
Cheniere Energy, Inc. (A)	13,892	879,780
Chevron Corp.	55,684	4,744,277
ConocoPhillips	29,298	1,172,799
Diamondback Energy, Inc.	19,757	1,120,024
EOG Resources, Inc.	44,012	2,242,852
Kinder Morgan, Inc.	50,327	708,604
Phillips 66	25,611	1,736,426
Pioneer Natural Resources Co.	23,769	2,873,672
Williams Cos., Inc.	92,479	1,963,329

		17,643,027

Transamerica Funds	Page 2

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Personal Products - 0.2%
Estee Lauder Cos., Inc., Class A	9,078	$ 2,148,309

Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	110,203	6,769,770
Eli Lilly & Co.	35,341	7,349,868
Johnson & Johnson	36,781	6,000,085
Merck & Co., Inc.	69,697	5,371,548
Pfizer, Inc.	19,925	715,307

		26,206,578

Professional Services - 0.1%
Verisk Analytics, Inc.	3,750	688,125

Road & Rail - 0.8%
CSX Corp.	12,848	1,101,780
Lyft, Inc., Class A (A)	19,326	859,234
Norfolk Southern Corp.	23,988	5,676,041
Union Pacific Corp.	11,777	2,325,604

		9,962,659

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (A)	43,990	3,767,304
Analog Devices, Inc.	35,177	5,182,627
Applied Materials, Inc.	61,415	5,937,602
Intel Corp.	34,999	1,942,795
Lam Research Corp.	9,200	4,452,340
Microchip Technology, Inc.	13,740	1,870,151
Micron Technology, Inc. (A)	16,311	1,276,662
NVIDIA Corp.	11,800	6,131,162
NXP Semiconductors NV	22,891	3,673,319
Qorvo, Inc. (A)	7,026	1,200,603
QUALCOMM, Inc.	8,166	1,276,182
Texas Instruments, Inc.	43,224	7,161,785

		43,872,532

Software - 5.0%
Fortinet, Inc. (A)	3,279	474,635
Intuit, Inc.	14,688	5,305,746
Microsoft Corp.	205,925	47,766,363
salesforce.com, Inc. (A)	27,747	6,258,614
Workday, Inc., Class A (A)	7,007	1,594,303

		61,399,661

Specialty Retail - 2.1%
AutoZone, Inc. (A)	3,013	3,369,649
Best Buy Co., Inc.	34,099	3,710,653
Home Depot, Inc.	24,894	6,741,793
Lowe’s Cos., Inc.	43,659	7,284,504
O’Reilly Automotive, Inc. (A)	3,654	1,554,667
TJX Cos., Inc.	49,047	3,140,970

		25,802,236

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	386,169	50,958,861
Seagate Technology PLC	45,088	2,981,219

		53,940,080

Textiles, Apparel & Luxury Goods - 0.5%
Carter’s, Inc.	17,200	1,514,288
NIKE, Inc., Class B	37,167	4,965,140

		6,479,428

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.7%
Altria Group, Inc.	92,679	$ 3,807,253
Philip Morris International, Inc.	60,499	4,818,746

		8,625,999

Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. (A)	44,085	5,558,237

Total Common Stocks (Cost $415,048,831)		717,851,691

PREFERRED STOCKS - 0.0% (B)
Banks - 0.0% (B)
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 6.57% (C)	11,963	335,802

Electric Utilities - 0.0% (B)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (C)	960	23,347

Total Preferred Stocks (Cost $351,477)		359,149

	Principal	Value
ASSET-BACKED SECURITIES - 3.1%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (D)	$ 250,286	279,091
BlueMountain CLO, Ltd.
Series 2015-2A, Class A1R,
3-Month LIBOR + 0.93%, 1.15% (C), 07/18/2027 (D)	647,458	647,600
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (D)	252,889	259,463
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (D)	275,030	275,238
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 1.44% (C), 10/18/2030 (D)	1,975,000	1,976,959
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (D)	234,904	244,055
ICG CLO, Ltd.
Series 2014-1A, Class A1R,
3-Month LIBOR + 1.22%, 1.44% (C), 01/20/2030 (D)	668,469	667,138
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (D)	455,431	479,194
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (D)	801,067	867,778
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (D)	287,918	295,450

Transamerica Funds	Page 3

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 1.58% (C), 04/15/2029 (D)	$ 1,154,271	$ 1,153,192
Mill City Mortgage Loan Trust
Series 2016-1, Class A1,
2.50% (C), 04/25/2057 (D)	89,930	90,501
MVW Owner Trust
Series 2014-1A, Class A,
2.25%, 09/22/2031 (D)	71,310	71,616
Series 2016-1A, Class A,
2.25%, 12/20/2033 (D)	77,523	78,501
Series 2019-1A, Class A,
2.89%, 11/20/2036 (D)	222,717	229,840
New Residential Advance Receivables Trust
Series 2020-APT1, Class AT1,
1.03%, 12/16/2052 (D)	1,875,000	1,875,152
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (D)	900,000	904,876
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (D)	2,846,000	2,860,658
Series 2020-T3, Class AT3,
1.32%, 10/15/2052 (D)	100,000	100,427
Octagon Investment Partners 33, Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 1.41% (C), 01/20/2031 (D)	800,000	800,034
Ocwen Master Advance Receivables Trust
Series 2020-T1, Class AT1,
1.28%, 08/15/2052 (D)	3,216,000	3,234,678
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (D)	497,536	505,323
Series 2018-A, Class A,
3.10%, 11/08/2030 (D)	74,018	76,428
Series 2018-A, Class B,
3.35%, 11/08/2030 (D)	60,560	62,519
Series 2019-A, Class A,
3.06%, 04/09/2038(D)	479,887	501,920
Palmer Square CLO, Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 1.32% (C), 07/20/2030 (D)	2,000,000	1,997,564
Sierra Timeshare Receivables Funding LLC
Series 2016-2A, Class A,
2.33%, 07/20/2033 (D)	105,233	105,454
Series 2020-2A, Class A,
1.33%, 07/20/2037 (D)	567,137	572,494
SolarCity LMC LLC
Series 2014-2, Class A,
4.02%, 07/20/2044 (D)	356,012	362,857
SPS Servicer Advance Receivables Trust II
Series 2020-T1, Class AT1,
1.28%, 11/15/2052 (D)	481,000	483,453
Towd Point Mortgage Trust
Series 2015-3, Class A1B,
3.00% (C), 03/25/2054 (D)	54,348	54,436
Series 2015-4, Class A1B,
2.75% (C), 04/25/2055 (D)	83,249	83,360
Series 2015-5, Class A1B,
2.75% (C), 05/25/2055 (D)	108,430	108,800

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2015-6, Class A1B,
2.75% (C), 04/25/2055 (D)	$ 200,373	$ 201,952
Series 2016-1, Class A1B,
2.75% (C), 02/25/2055 (D)	142,758	143,916
Series 2016-2, Class A1A,
2.75% (C), 08/25/2055 (D)	409,262	413,657
Series 2016-3, Class A1,
2.25% (C), 04/25/2056 (D)	166,578	167,517
Series 2016-4, Class A1,
2.25% (C), 07/25/2056 (D)	406,797	411,530
Series 2017-1, Class A1,
2.75% (C), 10/25/2056 (D)	593,089	604,100
Series 2017-2, Class A1,
2.75% (C), 04/25/2057 (D)	632,868	644,928
Series 2017-3, Class A1,
2.75% (C), 07/25/2057 (D)	272,733	278,638
Series 2017-4, Class A1,
2.75% (C), 06/25/2057 (D)	1,002,269	1,035,385
Series 2017-6, Class A1,
2.75% (C), 10/25/2057 (D)	550,236	566,518
Series 2018-1, Class A1,
3.00% (C), 01/25/2058 (D)	793,100	818,962
Series 2018-3, Class A1,
3.75% (C), 05/25/2058 (D)	1,190,247	1,270,156
Series 2018-4, Class A1,
3.00% (C), 06/25/2058 (D)	2,192,999	2,327,942
Series 2019-1, Class A1,
3.75% (C), 03/25/2058 (D)	1,282,098	1,377,523
Series 2020-4, Class A1,
1.75%, 10/25/2060 (D)	1,783,726	1,831,108
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (D)	1,155,000	1,193,093
VSE VOI Mortgage LLC
Series 2016-A, Class A,
2.54%, 07/20/2033 (D)	95,946	96,527
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (D)	388,104	396,395
Wellfleet CLO, Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 1.36% (C), 10/20/2028 (D)	784,885	785,060

Total Asset-Backed Securities (Cost $36,449,316)		36,870,956

CORPORATE DEBT SECURITIES - 14.9%
Aerospace & Defense - 0.3%
BAE Systems PLC
3.40%, 04/15/2030 (D)	599,000	667,434
Boeing Co.
3.50%, 03/01/2039	1,202,000	1,187,407
5.15%, 05/01/2030	934,000	1,107,823
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025	312,000	348,039
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	414,000	451,410

		3,762,113

Airlines - 0.3%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	622,152	615,084
Delta Air Lines Pass-Through Trust
6.82%, 02/10/2024	961,370	990,569

Transamerica Funds	Page 4

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
JetBlue Pass-Through Trust
2.75%, 11/15/2033	$ 713,895	$ 708,111
United Airlines Pass-Through Trust
3.75%, 03/03/2028	690,813	709,703
US Airways Pass-Through Trust
5.38%, 05/15/2023	589,704	577,562

		3,601,029

Auto Components - 0.0% (B)
BorgWarner, Inc.
3.38%, 03/15/2025 (E)	321,000	352,855

Automobiles - 0.1%
General Motors Co.
4.88%, 10/02/2023	601,000	664,027
6.25%, 10/02/2043	159,000	214,647

		878,674

Banks - 2.1%
Australia & New Zealand Banking Group, Ltd.
Fixed until 11/25/2030, 2.57% (C), 11/25/2035 (D)	807,000	804,039
Banco Santander SA
2.75%, 12/03/2030	600,000	605,325
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (C), 02/13/2031, MTN	2,308,000	2,403,523
Fixed until 06/19/2040, 2.68% (C), 06/19/2041, MTN	632,000	629,865
Fixed until 12/20/2027, 3.42% (C), 12/20/2028	1,097,000	1,228,692
Barclays Bank PLC
10.18%, 06/12/2021 (D)	633,000	654,886
Barclays PLC
5.20%, 05/12/2026	1,029,000	1,190,429
CIT Group, Inc.
4.13%, 03/09/2021	70,000	70,035
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (C), 10/27/2028	2,004,000	2,247,371
Commerzbank AG
8.13%, 09/19/2023 (D)	1,117,000	1,292,983
Credit Agricole SA
3.25%, 01/14/2030 (D) (E)	1,316,000	1,419,729
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (C), 12/20/2025 (D)	939,000	1,008,515
Discover Bank
4.65%, 09/13/2028	1,090,000	1,288,924
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (D)	420,000	457,231
JPMorgan Chase & Co.
Fixed until 02/04/2031, 1.95% (C), 02/04/2032	566,000	564,997
Fixed until 05/13/2030, 2.96% (C), 05/13/2031	1,664,000	1,778,241
Fixed until 04/22/2040, 3.11% (C), 04/22/2041	1,188,000	1,281,084
4.13%, 12/15/2026	841,000	979,606
Macquarie Bank, Ltd.
3.62%, 06/03/2030 (D)	1,257,000	1,358,411

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Natwest Group PLC
Fixed until 08/28/2030, 3.03% (C), 11/28/2035	$ 679,000	$ 682,089
UniCredit SpA
Fixed until 09/22/2025, 2.57% (C), 09/22/2026 (D)	1,298,000	1,315,162
Wells Fargo & Co.
Fixed until 03/15/2026 (F), 3.90% (C)	335,000	335,000
4.10%, 06/03/2026, MTN	1,368,000	1,562,530
Fixed until 06/15/2024 (F), 5.90% (C)	513,000	541,409

		25,700,076

Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	316,000	357,148
4.44%, 10/06/2048	504,000	602,629
4.75%, 01/23/2029	870,000	1,053,903
Constellation Brands, Inc.
3.15%, 08/01/2029	335,000	367,983
3.70%, 12/06/2026	152,000	172,846
Keurig Dr. Pepper, Inc.
3.20%, 05/01/2030	913,000	1,011,779

		3,566,288

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	403,000	443,712
4.05%, 11/21/2039	733,000	853,365
Amgen, Inc.
2.20%, 02/21/2027	571,000	603,883
Biogen, Inc.
2.25%, 05/01/2030	359,000	368,780
Gilead Sciences, Inc.
4.15%, 03/01/2047	177,000	210,913

		2,480,653

Building Products - 0.1%
Carrier Global Corp.
2.72%, 02/15/2030	879,000	928,939

Capital Markets - 0.9%
Credit Suisse Group AG
3.75%, 03/26/2025	772,000	853,231
3.80%, 06/09/2023	738,000	793,887
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (C), 11/24/2026	435,000	440,781
Fixed until 01/14/2031, 3.73% (C), 01/14/2032	726,000	722,348
Goldman Sachs Group, Inc.
6.75%, 10/01/2037	865,000	1,278,545
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	1,123,000	1,102,784
Lazard Group LLC
4.50%, 09/19/2028	782,000	926,730
Morgan Stanley
Fixed until 01/22/2030, 2.70% (C), 01/22/2031, MTN	1,042,000	1,106,194
3.70%, 10/23/2024, MTN	1,260,000	1,398,425
5.00%, 11/24/2025	486,000	573,655
UBS AG
7.63%, 08/17/2022	1,047,000	1,155,748

		10,352,328

Transamerica Funds	Page 5

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.1%
Nutrition & Biosciences, Inc.
2.30%, 11/01/2030 (D)	$ 664,000	$ 676,320
Syngenta Finance NV
3.93%, 04/23/2021 (D)	828,000	831,498

		1,507,818

Commercial Services & Supplies - 0.2%
Ashtead Capital, Inc.
4.25%, 11/01/2029 (D)	414,000	455,487
ERAC USA Finance LLC
2.70%, 11/01/2023 (D)	186,000	196,024
3.30%, 12/01/2026 (D)	780,000	864,762
3.85%, 11/15/2024 (D)	521,000	579,868
Waste Connections, Inc.
2.60%, 02/01/2030	503,000	534,096

		2,630,237

Communications Equipment - 0.1%
Nokia OYJ
3.38%, 06/12/2022	654,000	675,255

Construction & Engineering - 0.4%
Quanta Services, Inc.
2.90%, 10/01/2030	499,000	532,700
SBA Tower Trust
1.88%, 07/15/2050 (D)	746,000	776,624
2.84%, 01/15/2050 (D)	2,715,000	2,908,700
3.17%, 04/09/2047 (D)	745,000	750,801
3.45%, 03/15/2048 (D)	345,000	366,510

		5,335,335

Construction Materials - 0.1%
CRH America Finance, Inc.
4.50%, 04/04/2048 (D)	575,000	709,606
LafargeHolcim Finance LLC
4.75%, 09/22/2046 (D)	780,000	930,409

		1,640,015

Consumer Finance - 0.4%
Ally Financial, Inc.
3.88%, 05/21/2024	617,000	673,058
American Express Co.
4.05%, 12/03/2042	382,000	472,160
BMW US Capital LLC
2.80%, 04/11/2026 (D)	1,029,000	1,116,656
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,497,000	1,528,362
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (D)	442,000	444,385

		4,234,621

Containers & Packaging - 0.0% (B)
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.13%, 07/15/2023 (D)	15,000	15,186

Diversified Consumer Services - 0.0% (B)
President & Fellows of Harvard College
3.62%, 10/01/2037	65,000	79,913

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.75%, 01/30/2026	$ 513,000	$ 505,238
4.50%, 09/15/2023	640,000	692,812
6.50%, 07/15/2025	152,000	179,788
Aviation Capital Group LLC
1.95%, 01/30/2026 (D)	677,000	671,790
5.50%, 12/15/2024 (D)	1,296,000	1,463,331
Element Fleet Management Corp.
3.85%, 06/15/2025 (D)	494,000	526,625

		4,039,584

Diversified Telecommunication Services - 0.4%
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	410,000	418,848
Level 3 Financing, Inc.
3.40%, 03/01/2027 (D)	741,000	811,891
Sprint Capital Corp.
6.88%, 11/15/2028	135,000	173,668
Verizon Communications, Inc.
1.68%, 10/30/2030 (D)	1,668,000	1,623,293
2.99%, 10/30/2056 (D)	1,410,000	1,346,463

		4,374,163

Electric Utilities - 0.7%
Appalachian Power Co.
3.40%, 06/01/2025	809,000	885,910
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	117,000	145,291
DTE Electric Co.
4.30%, 07/01/2044	1,273,000	1,588,252
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	1,486,000	1,632,002
Duke Energy Progress LLC
3.60%, 09/15/2047	1,237,000	1,420,291
Entergy Arkansas LLC
3.70%, 06/01/2024	192,000	210,561
Oncor Electric Delivery Co. LLC
4.10%, 06/01/2022	834,000	868,593
5.30%, 06/01/2042	70,000	98,773
Pacific Gas & Electric Co.
2.50%, 02/01/2031	611,000	607,091
PacifiCorp
3.60%, 04/01/2024	833,000	907,447
5.75%, 04/01/2037	117,000	161,665
Public Service Electric & Gas Co.
3.00%, 05/15/2025, MTN	424,000	462,324

		8,988,200

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.
2.80%, 02/15/2030	536,000	579,915
Arrow Electronics, Inc.
3.25%, 09/08/2024	232,000	250,554
3.88%, 01/12/2028	201,000	225,990
Keysight Technologies, Inc.
4.60%, 04/06/2027	724,000	861,528
Sensata Technologies, Inc.
4.38%, 02/15/2030 (D)	403,000	433,729

		2,351,716

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (D)	1,007,000	1,129,095
Schlumberger Investment SA
3.65%, 12/01/2023	98,000	105,961

		1,235,056

Transamerica Funds	Page 6

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts - 0.9%
Agree, LP
2.90%, 10/01/2030	$ 303,000	$ 319,814
American Tower Trust #1
3.65%, 03/15/2048 (D)	755,000	820,560
Corporate Office Properties, LP
2.25%, 03/15/2026	314,000	325,952
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	706,000	752,377
Equinix, Inc.
5.38%, 05/15/2027	735,000	797,787
Federal Realty Investment Trust
1.25%, 02/15/2026	588,000	595,052
Healthcare Trust of America Holdings, LP
3.10%, 02/15/2030	689,000	744,420
Healthpeak Properties, Inc.
3.50%, 07/15/2029	377,000	424,482
Highwoods Realty, LP
3.05%, 02/15/2030	1,107,000	1,162,047
Life Storage, LP
4.00%, 06/15/2029	563,000	647,295
Mid-America Apartments, LP
1.70%, 02/15/2031	364,000	357,746
National Retail Properties, Inc.
2.50%, 04/15/2030	603,000	621,614
Realty Income Corp.
3.25%, 01/15/2031	273,000	303,613
Simon Property Group, LP
1.75%, 02/01/2028	628,000	630,558
VEREIT Operating Partnership, LP
2.20%, 06/15/2028	801,000	818,653
Weyerhaeuser Co.
4.00%, 04/15/2030	778,000	906,161
WP Carey, Inc.
2.40%, 02/01/2031	256,000	261,566

		10,489,697

Food & Staples Retailing - 0.3%
7-Eleven, Inc.
1.80%, 02/10/2031 (D) (G)	1,194,000	1,182,281
Sysco Corp.
3.30%, 07/15/2026	755,000	835,321
Walmart, Inc.
3.63%, 12/15/2047	1,233,000	1,478,664

		3,496,266

Food Products - 0.1%
Campbell Soup Co.
2.38%, 04/24/2030	801,000	830,680
Cargill, Inc.
1.70%, 02/02/2031	487,000	485,821

		1,316,501

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories
1.40%, 06/30/2030	310,000	307,686
Alcon Finance Corp.
2.75%, 09/23/2026 (D)	600,000	655,440
Boston Scientific Corp.
4.70%, 03/01/2049	655,000	862,884
Danaher Corp.
2.60%, 10/01/2050	618,000	603,839

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	$ 814,000	$ 893,554
Smith & Nephew PLC
2.03%, 10/14/2030	640,000	642,235

		3,965,638

Health Care Providers & Services - 0.6%
Anthem, Inc.
2.25%, 05/15/2030	526,000	542,202
Centene Corp.
3.00%, 10/15/2030	875,000	915,206
3.38%, 02/15/2030	510,000	534,225
Cigna Corp.
2.40%, 03/15/2030	664,000	692,232
CVS Health Corp.
2.70%, 08/21/2040	434,000	423,127
3.75%, 04/01/2030	967,000	1,106,621
HCA, Inc.
4.13%, 06/15/2029	351,000	404,189
5.25%, 04/15/2025	230,000	268,133
Health Care Service Corp.
2.20%, 06/01/2030 (D)	735,000	761,858
Quest Diagnostics, Inc.
4.20%, 06/30/2029	1,088,000	1,299,290
UnitedHealth Group, Inc.
2.00%, 05/15/2030	666,000	687,124

		7,634,207

Household Durables - 0.1%
D.R. Horton, Inc.
4.38%, 09/15/2022	704,000	741,213

Industrial Conglomerates - 0.1%
Carlisle Cos., Inc.
3.75%, 12/01/2027	610,000	694,427
General Electric Co.
6.88%, 01/10/2039, MTN	574,000	824,180

		1,518,607

Insurance - 0.5%
Allianz SE
Fixed until 11/17/2025 (F), 3.50% (C) (D)	600,000	605,628
American International Group, Inc.
4.20%, 04/01/2028	466,000	545,500
4.25%, 03/15/2029	540,000	639,643
Markel Corp.
3.35%, 09/17/2029	1,173,000	1,304,817
Pacific LifeCorp
3.35%, 09/15/2050 (D)	356,000	382,370
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (C), 10/01/2050	1,106,000	1,158,535
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	1,311,000	1,491,722

		6,128,215

Interactive Media & Services - 0.2%
Alphabet, Inc.
1.10%, 08/15/2030	636,000	615,193
Baidu, Inc.
4.38%, 05/14/2024	940,000	1,035,657
Tencent Holdings, Ltd.
3.28%, 04/11/2024 (D)	742,000	788,375

		2,439,225

Transamerica Funds	Page 7

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Internet & Direct Marketing Retail - 0.1%
Expedia Group, Inc.
3.80%, 02/15/2028	$ 512,000	$ 545,307

IT Services - 0.1%
Fidelity National Information Services, Inc.
3.75%, 05/21/2029	801,000	921,185
Fiserv, Inc.
3.50%, 07/01/2029	701,000	789,194

		1,710,379

Life Sciences Tools & Services - 0.0% (B)
Thermo Fisher Scientific, Inc.
5.30%, 02/01/2044	295,000	416,159

Machinery - 0.0% (B)
Xylem, Inc.
1.95%, 01/30/2028	397,000	413,567

Media - 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	377,000	427,834
Clear Channel Worldwide Holdings, Inc.
5.13%, 08/15/2027 (D)	300,000	306,375
NBCUniversal Enterprise, Inc.
5.25%, 03/19/2021 (D) (F)	738,000	739,845
NBCUniversal Media LLC
4.45%, 01/15/2043	746,000	938,599
ViacomCBS, Inc.
4.20%, 05/19/2032 (E)	588,000	695,635

		3,108,288

Metals & Mining - 0.2%
Anglo American Capital PLC
4.00%, 09/11/2027 (D)	1,063,000	1,224,619
4.75%, 04/10/2027 (D)	230,000	272,573
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,088,000	1,136,548

		2,633,740

Multi-Utilities - 0.1%
Black Hills Corp.
4.25%, 11/30/2023	587,000	642,306
CMS Energy Corp.
3.88%, 03/01/2024	65,000	70,763
4.88%, 03/01/2044	141,000	180,233
Public Service Enterprise Group, Inc.
2.65%, 11/15/2022	158,000	163,927

		1,057,229

Oil, Gas & Consumable Fuels - 1.1%
Boardwalk Pipelines, LP
3.40%, 02/15/2031	390,000	405,138
BP Capital Markets PLC
3.12%, 05/04/2026	1,328,000	1,442,168
Chevron USA, Inc.
3.25%, 10/15/2029	368,000	414,992
Energy Transfer Operating, LP
4.90%, 02/01/2024	356,000	389,892
5.15%, 02/01/2043	559,000	572,992
5.95%, 10/01/2043	499,000	554,195
7.60%, 02/01/2024	397,000	452,172
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,353,000	1,518,171

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners, LP
4.15%, 02/01/2024	$ 772,000	$ 842,455
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,184,000	1,244,680
Petroleos Mexicanos
6.50%, 01/23/2029	385,000	383,614
6.84%, 01/23/2030	892,000	896,460
6.88%, 08/04/2026	340,000	363,800
7.69%, 01/23/2050	95,000	89,820
Pioneer Natural Resources Co.
2.15%, 01/15/2031	871,000	860,101
Plains All American Pipeline, LP / PAA Finance Corp.
3.55%, 12/15/2029	637,000	662,400
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	352,000	399,167
Shell International Finance BV
2.50%, 09/12/2026	813,000	877,612
3.75%, 09/12/2046	351,000	401,751
Williams Cos., Inc.
5.40%, 03/04/2044	97,000	117,769
7.88%, 09/01/2021	93,000	96,993

		12,986,342

Pharmaceuticals - 0.5%
AstraZeneca PLC
2.38%, 06/12/2022	551,000	565,227
4.00%, 01/17/2029	197,000	231,641
4.38%, 08/17/2048	451,000	581,166
Bayer US Finance II LLC
4.38%, 12/15/2028 (D)	516,000	604,418
Bristol-Myers Squibb Co.
1.45%, 11/13/2030	612,000	600,331
3.20%, 06/15/2026	309,000	345,020
Merck & Co., Inc.
3.40%, 03/07/2029	349,000	399,168
Royalty Pharma PLC
2.20%, 09/02/2030 (D)	925,000	932,707
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028	1,035,000	1,277,918
Viatris, Inc.
2.30%, 06/22/2027 (D)	311,000	327,466
Zoetis, Inc.
2.00%, 05/15/2030	377,000	381,899

		6,246,961

Professional Services - 0.2%
Equifax, Inc.
2.60%, 12/01/2024	879,000	937,181
Experian Finance PLC
2.75%, 03/08/2030 (D)	957,000	1,022,954

		1,960,135

Road & Rail - 0.2%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (D)	964,000	1,044,518
5.50%, 01/15/2026 (D)	415,000	469,239
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	38,000	39,892
3.75%, 04/01/2024	35,000	38,325
CSX Corp.
3.80%, 11/01/2046 - 04/15/2050	620,000	721,366

		2,313,340

Transamerica Funds	Page 8

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc.
1.95%, 02/15/2028 (D) (E)	$ 291,000	$ 292,048
Intel Corp.
2.88%, 05/11/2024	489,000	525,176
KLA Corp.
3.30%, 03/01/2050	494,000	541,332
Lam Research Corp.
1.90%, 06/15/2030	418,000	426,781
3.75%, 03/15/2026	585,000	666,065
Micron Technology, Inc.
2.50%, 04/24/2023	267,000	278,539
NVIDIA Corp.
2.85%, 04/01/2030	527,000	579,700
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030 (D)	656,000	731,715
QUALCOMM, Inc.
3.25%, 05/20/2027	599,000	677,150
3.25%, 05/20/2050 (E)	487,000	539,199
TSMC Global, Ltd.
1.38%, 09/28/2030 (D)	1,611,000	1,565,726
Xilinx, Inc.
2.38%, 06/01/2030	574,000	593,759

		7,417,190

Software - 0.2%
Adobe, Inc.
2.15%, 02/01/2027	521,000	555,596
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	140,000	141,663
Infor, Inc.
1.75%, 07/15/2025 (D)	595,000	613,913
Intuit, Inc.
1.35%, 07/15/2027	435,000	441,113
Microsoft Corp.
3.30%, 02/06/2027	863,000	979,979

		2,732,264

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.
2.65%, 05/11/2050	375,000	376,824
2.85%, 02/23/2023	719,000	755,321
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (D)	520,000	627,033
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023	476,000	522,245
Seagate HDD Cayman
4.13%, 01/15/2031 (D)	101,000	105,803
Western Digital Corp.
4.75%, 02/15/2026	1,505,000	1,668,669

		4,055,895

Tobacco - 0.2%
Altria Group, Inc.
3.40%, 05/06/2030	681,000	746,885
BAT Capital Corp.
2.26%, 03/25/2028	1,145,000	1,167,656
4.91%, 04/02/2030	560,000	661,879

		2,576,420

Wireless Telecommunication Services - 0.4%
America Movil SAB de CV
3.13%, 07/16/2022	407,000	422,441
4.38%, 07/16/2042	300,000	362,102

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services (continued)
Crown Castle Towers LLC
3.22%, 05/15/2042 (D)	$ 1,542,000	$ 1,557,816
3.72%, 07/15/2043 (D)	160,000	167,192
Sprint Corp.
7.25%, 09/15/2021	200,000	206,600
7.88%, 09/15/2023	640,000	739,200
T-Mobile USA, Inc.
3.88%, 04/15/2030 (D)	987,000	1,116,653

		4,572,004

Total Corporate Debt Securities (Cost $171,042,151)		181,204,843

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
Brazil - 0.0% (B)
Brazil Government International Bond
4.25%, 01/07/2025	330,000	360,113

Chile - 0.1%
Chile Government International Bond
3.50%, 01/25/2050	400,000	439,160

Colombia - 0.1%
Colombia Government International Bond
4.00%, 02/26/2024	235,000	252,040
4.50%, 01/28/2026 (E)	850,000	954,133

		1,206,173

Indonesia - 0.1%
Indonesia Government International Bond
4.75%, 01/08/2026 (D)	1,310,000	1,522,804
5.38%, 10/17/2023 (D)	115,000	129,334

		1,652,138

Mexico - 0.1%
Mexico Government International Bond
3.75%, 01/11/2028	1,126,000	1,252,923

Panama - 0.0% (B)
Panama Government International Bond
3.88%, 03/17/2028	315,000	355,953

Peru - 0.0% (B)
Peru Government International Bond
7.35%, 07/21/2025	125,000	158,751

Poland - 0.0% (B)
Republic of Poland Government International Bond
3.00%, 03/17/2023	275,000	290,067

Qatar - 0.0% (B)
Qatar Government International Bond
3.88%, 04/23/2023 (D)	200,000	214,500

Saudi Arabia - 0.1%
Saudi Government International Bond
2.38%, 10/26/2021 (D)	455,000	460,688

Total Foreign Government Obligations (Cost $5,930,351)		6,390,466

MORTGAGE-BACKED SECURITIES - 3.4%
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (D)	1,145,000	1,133,620
Series 2012-TFT, Class C,
3.47% (C), 06/05/2030 (D)	1,070,000	602,275

Transamerica Funds	Page 9

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.60% (C), 11/05/2036 (D)	$ 3,045,000	$ 65,159
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (D)	1,600,000	1,657,212
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/10/2047	78,006	84,838
Series 2014-GC19, Class A4,
4.02%, 03/10/2047	220,000	241,752
Series 2015-GC27, Class B,
3.77%, 02/10/2048	1,250,000	1,351,048
Citigroup Mortgage Loan Trust, Inc.
Series 2015-A, Class A1,
3.50% (C), 06/25/2058 (D)	90,900	92,598
Series 2018-RP1, Class A1,
3.00% (C), 09/25/2064 (D)	435,992	458,772
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (C), 08/10/2050	1,310,000	1,430,549
Series 2013-GAM, Class A1,
1.71%, 02/10/2028 (D)	5,397	5,393
Series 2013-GAM, Class A2,
3.37%, 02/10/2028 (D)	110,000	108,912
Series 2013-WWP, Class B,
3.73%, 03/10/2031 (D)	1,150,000	1,219,785
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,415,000	2,637,640
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (D)	3,050,000	3,292,703
Series 2016-GCT, Class C,
3.46% (C), 08/10/2029 (D)	520,000	520,689
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (D)	830,000	804,681
CSMC Trust
Series 2014-4R, Class 21A1,
1-Month LIBOR + 0.33%, 0.81% (C), 12/27/2035 (D)	137,408	137,200
Series 2021-RPL2, Class A1A,
1.11% (C), 01/25/2060 (D) (H)	2,230,000	2,229,999
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (D)	1,250,000	1,315,194
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (C), 04/10/2031 (D)	675,000	673,844
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (D)	700,000	719,944
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-WLDN, Class A,
3.91%, 05/05/2030 (D)	2,039,202	1,702,459
Series 2013-C13, Class B,
4.08% (C), 01/15/2046	950,000	1,000,031
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (C), 04/25/2058 (D)	173,052	180,882
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class AS,
3.48%, 11/15/2045	320,000	331,885

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class A,
2.20%, 09/13/2031 (D)	$ 3,050,000	$ 3,050,077
Morgan Stanley Resecuritization Trust
Series 2014-R3, Class 2A,
2.88% (C), 07/26/2048 (D)	195,795	195,724
Motel 6 Trust
Series 2017-MTL6, Class C,
1-Month LIBOR + 1.40%, 1.53% (C), 08/15/2034 (D)	934,024	934,040
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (C), 12/25/2052 (D)	138,130	143,086
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (C), 01/25/2054 (D)	68,793	73,095
Series 2014-2A, Class A3,
3.75% (C), 05/25/2054 (D)	165,785	176,899
Series 2014-3A, Class AFX3,
3.75% (C), 11/25/2054 (D)	133,227	143,198
Series 2015-2A, Class A1,
3.75% (C), 08/25/2055 (D)	302,426	322,604
Series 2016-2A, Class A1,
3.75% (C), 11/26/2035 (D)	222,963	237,144
Series 2016-3A, Class A1B,
3.25% (C), 09/25/2056 (D)	225,642	238,855
Series 2016-4A, Class A1,
3.75% (C), 11/25/2056 (D)	277,114	296,561
Series 2017-1A, Class A1,
4.00% (C), 02/25/2057 (D)	641,657	691,832
Series 2017-2A, Class A3,
4.00% (C), 03/25/2057 (D)	1,449,338	1,557,581
Series 2017-3A, Class A1,
4.00% (C), 04/25/2057 (D)	906,129	966,293
Series 2017-4A, Class A1,
4.00% (C), 05/25/2057 (D)	725,630	777,490
Series 2018-1A, Class A1A,
4.00% (C), 12/25/2057 (D)	321,855	344,970
Series 2018-RPL1, Class A1,
3.50% (C), 12/25/2057 (D)	563,731	592,916
Series 2019-4A, Class A1B,
3.50% (C), 12/25/2058 (D)	1,735,180	1,833,361
Series 2019-5A, Class A1B,
3.50% (C), 08/25/2059 (D)	1,665,245	1,741,933
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (D)	1,373,000	1,423,665
Palisades Center Trust
Series 2016-PLSD, Class A,
2.71%, 04/13/2033 (D)	950,000	876,375
Queens Center Mortgage Trust
Series 2013-QCA, Class D,
3.47% (C), 01/11/2037 (D)	410,000	383,343
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (D)	560,000	565,330

Total Mortgage-Backed Securities (Cost $41,765,671)		41,565,436

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	45,000	74,182

Transamerica Funds	Page 10

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
State of California, General Obligation Unlimited
7.30%, 10/01/2039	$ 290,000	$ 472,590
7.60%, 11/01/2040	480,000	857,986
University of California, Revenue Bonds,
Series AD,
4.86%, 05/15/2112	40,000	57,710

		1,462,468

Georgia - 0.0% (B)
Municipal Electric Authority of Georgia, Revenue Bonds,
Series A,
6.64%, 04/01/2057	35,000	52,291

New Jersey - 0.0% (B)
New Jersey Turnpike Authority, Revenue Bonds,
Series F,
7.41%, 01/01/2040	54,000	90,302

New York - 0.1%
Metropolitan Transportation Authority, Revenue Bonds,
Series E,
6.81%, 11/15/2040	45,000	64,221
New York City Water & Sewer System, Revenue Bonds,
Series CC,
5.88%, 06/15/2044	45,000	71,076
New York State Dormitory Authority, Revenue Bonds,
Series H,
5.39%, 03/15/2040	40,000	54,816
Port Authority of New York & New Jersey, Revenue Bonds,
Series 181,
4.96%, 08/01/2046	70,000	94,543

		284,656

Total Municipal Government Obligations (Cost $1,526,756)		1,889,717

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.9%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	200,015	230,453
5.50%, 06/01/2041	73,646	86,384
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	2,547,000	2,571,203
2.89%, 06/25/2027	958,214	1,022,358
3.01%, 07/25/2025	2,408,000	2,649,952
3.06% (C), 08/25/2024	1,820,000	1,975,737
3.49%, 01/25/2024	1,298,000	1,404,967
3.53% (C), 07/25/2023	1,000,000	1,073,308
Federal National Mortgage Association
12-Month LIBOR + 1.52%, 2.57% (C), 02/01/2043	39,891	40,139
3.33% (C), 10/25/2023	132,534	140,285
3.50%, 07/01/2028 - 11/01/2028	217,037	236,618
4.00%, 04/01/2026 - 06/01/2042	59,289	65,058
4.50%, 02/01/2025 - 06/01/2026	99,623	105,626
5.00%, 04/01/2039 - 11/01/2039	898,399	1,029,794
5.50%, 10/01/2036 - 12/01/2041	690,390	809,735
6.00%, 08/01/2036 - 06/01/2041	911,572	1,093,904
6.50%, 05/01/2040	85,721	102,764

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS
0.71% (C), 02/16/2053	$ 392,848	$ 10,400
Uniform Mortgage-Backed Security
2.00%, TBA (G)	24,260,000	25,122,627
2.50%, TBA (G)	21,780,000	22,896,576
3.00%, TBA (G)	16,741,000	17,603,881
3.50%, TBA (G)	10,838,000	11,523,307
4.00%, TBA (G)	4,022,000	4,312,888

Total U.S. Government Agency Obligations (Cost $95,324,768)		96,107,964

U.S. GOVERNMENT OBLIGATIONS - 9.5%
U.S. Treasury - 8.3%
U.S. Treasury Bond
1.25%, 05/15/2050 (E)	6,627,000	5,709,575
2.00%, 02/15/2050	2,754,000	2,853,295
2.25%, 08/15/2046	2,031,000	2,218,312
2.50%, 02/15/2045 - 05/15/2046	7,240,000	8,280,181
2.75%, 08/15/2042 - 11/15/2047	2,848,000	3,404,854
2.75%, 08/15/2047 (E)	1,308,900	1,570,527
2.88%, 08/15/2045 (E)	1,070,000	1,306,152
2.88%, 05/15/2049	138,600	171,187
3.00%, 05/15/2042 (E)	476,000	589,924
3.00%, 08/15/2048 - 02/15/2049	2,087,400	2,628,558
3.13%, 02/15/2042 - 05/15/2048	3,617,600	4,569,068
3.63%, 02/15/2044	4,340,000	5,916,302
4.50%, 02/15/2036 (E)	2,035,500	2,909,493
5.25%, 02/15/2029	1,098,000	1,471,148
U.S. Treasury Note
0.13%, 12/31/2022	4,826,000	4,826,377
0.25%, 05/31/2025 - 08/31/2025	3,417,000	3,397,015
0.63%, 05/15/2030	4,150,000	3,993,727
0.63%, 08/15/2030 (E)	850,000	815,469
1.50%, 08/15/2026 - 02/15/2030	4,015,100	4,189,587
1.63%, 02/15/2026	2,252,000	2,383,161
1.63%, 05/15/2026 - 08/15/2029 (E)	3,174,000	3,352,711
1.75%, 07/31/2021 - 11/30/2021	11,069,000	11,210,985
1.75%, 05/15/2023 (E)	3,387,000	3,510,837
2.13%, 06/30/2021	4,163,000	4,197,800
2.13%, 06/30/2022 (E)	554,000	569,689
2.25%, 11/15/2025 (E)	2,153,100	2,340,487
2.25%, 11/15/2027	262,500	288,760
2.38%, 01/31/2023	709,100	740,816
2.50%, 01/31/2024 - 05/15/2024	4,055,000	4,354,403
2.63%, 12/15/2021	331,000	338,241
2.63%, 02/15/2029 (E)	653,500	741,033
2.88%, 05/15/2028 - 08/15/2028 (E)	3,920,300	4,496,886
3.13%, 11/15/2028 (E)	939,500	1,099,215

		100,445,775

U.S. Treasury Inflation-Protected Securities - 1.2%
U.S. Treasury Inflation-Indexed Bond
0.25%, 02/15/2050	1,610,414	1,869,065
1.75%, 01/15/2028	931,643	1,150,797
2.50%, 01/15/2029	3,170,316	4,180,483
U.S. Treasury Inflation-Indexed Note
0.13%, 07/15/2030	2,141,659	2,406,550
0.63%, 01/15/2024	4,476,814	4,838,923

		14,445,818

Total U.S. Government Obligations (Cost $108,100,744)		114,891,593

Transamerica Funds	Page 11

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

	Principal	Value
COMMERCIAL PAPER - 5.8%
Banks - 2.5%
Concord Minutemen Capital Co.
0.23% (I), 02/18/2021	$ 4,000,000	$ 3,999,651
DnB Bank ASA
0.16% (I), 04/28/2021	3,610,000	3,608,759
Macquarie Bank, Ltd.
0.24% (I), 03/02/2021	4,400,000	4,399,480
Manhattan Asset Funding Co. LLC
0.20% (I), 03/02/2021	4,500,000	4,499,356
Natixis
0.20% (I), 04/01/2021	3,500,000	3,499,331
Skandinaviska Enskilda Banken AB
0.19% (I), 02/17/2021	4,800,000	4,799,747
Societe Generale SA
0.24% (I), 03/04/2021	3,350,000	3,349,586
Sumitomo Mitsui Brokerage Corp.
0.21% (I), 02/11/2021	2,762,000	2,761,905

		30,917,815

Capital Markets - 0.0% (B)
Cedar Springs Capital Co. LLC
0.18% (I), 03/19/2021	360,000	359,917

Commercial Services & Supplies - 0.1%
Charta LLC
0.17% (I), 04/14/2021	1,100,000	1,099,622

Diversified Financial Services - 3.2%
Anglesea Funding PLC
0.20% (I), 02/04/2021	4,000,000	3,999,913
Chariot Funding LLC
0.20% (I), 04/05/2021	2,100,000	2,099,330
Jupiter Securitization Co. LLC
0.18% (I), 02/08/2021	2,750,000	2,749,895
Le Fayette Asset Securitization LLC
0.19% (I), 02/19/2021	3,800,000	3,799,650
LMA SA / LMA Americas LLC
0.18% (I), 02/04/2021 - 04/06/2021	4,266,000	4,265,156
Mont Blanc Capital Corp.
0.25% (I), 03/16/2021	4,465,000	4,464,030
Old Line Funding LLC
0.17% (I), 04/13/2021	4,550,000	4,548,419
Ridgefield Funding Co.
0.24% (I), 03/08/2021	3,750,000	3,749,347
Sheffield Receivable
0.18% (I), 02/04/2021	3,000,000	2,999,935
0.22% (I), 03/02/2021	1,188,000	1,187,830
Victory Receivables Corp.
0.20% (I), 04/01/2021	4,500,000	4,498,752

		38,362,257

Total Commercial Paper (Cost $70,736,446)		70,739,611

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bill
0.07% (I), 03/11/2021	6,304,000	6,303,684
0.09% (I), 02/04/2021 (E)	400,000	399,998
0.09% (I), 04/01/2021	3,956,000	3,955,595

Total Short-Term U.S. Government Obligations (Cost $10,658,891)		10,659,277

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (I)	7,976,655	$ 7,976,655

Total Other Investment Company (Cost $7,976,655)		7,976,655

	Principal	Value
REPURCHASE AGREEMENT - 1.3%
Fixed Income Clearing Corp., 0.00% (I), dated 01/29/2021, to be repurchased at $15,986,800 on 02/01/2021. Collateralized by U.S. Government Obligations, 1.50%, due 02/28/2023, and with a total value of $16,306,679.	$ 15,986,800	15,986,800

Total Repurchase Agreement (Cost $15,986,800)		15,986,800

Total Investments (Cost $980,898,857)		1,302,494,158
Net Other Assets (Liabilities) - (7.3)%		(88,324,907)

Net Assets - 100.0%		$ 1,214,169,251

Transamerica Funds	Page 12

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	22	03/31/2021	$4,862,227	$4,861,484	$—	$(743)
S&P 500® E-Mini Index	71	03/19/2021	13,249,487	13,153,460	—	(96,027)

Total Futures Contracts					$—	$(96,770)

INVESTMENT VALUATION:

Valuation Inputs (J)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$717,851,691	$—	$—	$717,851,691
Preferred Stocks	359,149	—	—	359,149
Asset-Backed Securities	—	36,870,956	—	36,870,956
Corporate Debt Securities	—	181,204,843	—	181,204,843
Foreign Government Obligations	—	6,390,466	—	6,390,466
Mortgage-Backed Securities	—	41,565,436	—	41,565,436
Municipal Government Obligations	—	1,889,717	—	1,889,717
U.S. Government Agency Obligations	—	96,107,964	—	96,107,964
U.S. Government Obligations	—	114,891,593	—	114,891,593
Commercial Paper	—	70,739,611	—	70,739,611
Short-Term U.S. Government Obligations	—	10,659,277	—	10,659,277
Other Investment Company	7,976,655	—	—	7,976,655
Repurchase Agreement	—	15,986,800	—	15,986,800

Total Investments	$726,187,495	$576,306,663	$—	$1,302,494,158

LIABILITIES
Other Financial Instruments
Futures Contracts (K)	$(96,770)	$—	$—	$(96,770)

Total Other Financial Instruments	$(96,770)	$—	$—	$(96,770)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Floating or variable rate securities. The rates disclosed are as of January 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the total value of 144A securities is $121,212,543, representing 10.0% of the Fund’s net assets.
(E)	All or a portion of the securities are on loan. The total value of all securities on loan is $37,088,685, collateralized by cash collateral of $7,976,655 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $29,874,920. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2021, the value of the security is $2,229,999, representing 0.2% of the Fund’s net assets.
(I)	Rates disclosed reflect the yields at January 31, 2021.
(J)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(K)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 13

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 14

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

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Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

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